Segment Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 JPY (¥) segment	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 JPY (¥)
Segment Reporting Information
Number of operating segments | segment	3
Total revenues	¥ 6,954,057	¥ 5,409,825	¥ 3,341,617
Operating income (loss)	96,967	(470,587)	(746,088)
Depreciation and amortization	184,056	126,243	62,290
Total assets	6,747,346	5,753,061	5,713,466
Relaxation Salon Segment
Segment Reporting Information
Total revenues	5,972,913	5,196,540	3,315,947
Operating income (loss)	1,272,093	699,105	(140,866)
Depreciation and amortization	78,825	80,917	32,261
Total assets	4,693,660	4,002,005	3,096,094
Digital Preventative Healthcare
Segment Reporting Information
Total revenues	386,383	43,965	25,670
Operating income (loss)	(60,190)	(144,857)	(66,100)
Depreciation and amortization	20,100	11,113	8,007
Total assets	189,933	161,945	34,247
Luxury Beauty
Segment Reporting Information
Total revenues	594,761	169,320
Operating income (loss)	(23,735)	(6,538)
Depreciation and amortization	11,454	10,736
Total assets	822,354	701,172
Operating segments
Segment Reporting Information
Total revenues	6,954,057	5,409,825
Corporate and eliminations
Segment Reporting Information
Operating income (loss)	(1,091,201)	(1,018,297)	(539,122)
Depreciation and amortization	73,677	23,477	22,022
Total assets	1,041,399	887,939	2,583,125
Directly-operated salons
Segment Reporting Information
Total revenues	5,396,294	4,006,834	2,026,806
Directly-operated salons | Relaxation Salon Segment
Segment Reporting Information
Total revenues	3,121,649	3,278,514
Directly-operated salons | Luxury Beauty
Segment Reporting Information
Total revenues	594,761	169,320
Directly-operated salons | Operating segments
Segment Reporting Information
Total revenues	3,716,410	3,447,834
Franchise
Segment Reporting Information
Total revenues	1,163,998	1,359,026	1,289,141
Franchise | Relaxation Salon Segment
Segment Reporting Information
Total revenues	155,952	199,889
Franchise | Operating segments
Segment Reporting Information
Total revenues	155,952	199,889
Royalty income | Relaxation Salon Segment
Segment Reporting Information
Total revenues	403,170	209,848
Royalty income | Operating segments
Segment Reporting Information
Total revenues	403,170	209,848
Staffing service revenue | Relaxation Salon Segment
Segment Reporting Information
Total revenues	86,975	263,962
Staffing service revenue | Operating segments
Segment Reporting Information
Total revenues	86,975	263,962
Sublease revenue | Relaxation Salon Segment
Segment Reporting Information
Total revenues	411,698	437,976
Sublease revenue | Operating segments
Segment Reporting Information
Total revenues	411,698	437,976
Other franchise revenues | Relaxation Salon Segment
Segment Reporting Information
Total revenues	630,227	247,351
Other franchise revenues | Operating segments
Segment Reporting Information
Total revenues	630,227	247,351
Other revenues
Segment Reporting Information
Total revenues	393,765	43,965	¥ 25,670
Other revenues | Relaxation Salon Segment
Segment Reporting Information
Total revenues	40,647
Other revenues | Digital Preventative Healthcare
Segment Reporting Information
Total revenues	386,383	43,965
Other revenues | Operating segments
Segment Reporting Information
Total revenues	¥ 427,030	¥ 43,965